Concentrations and Risk - Schedule of Customers represent (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Concentration Risk [Line Items]
Concentration risk percentage	$ 314,916	$ 289,166
Supplier C [Member]
Concentration Risk [Line Items]
Concentration risk percentage		33,968
Supplier D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	85,317	55,416
Supplier E [Member]
Concentration Risk [Line Items]
Concentration risk percentage		128,500
Supplier F [Member]
Concentration Risk [Line Items]
Concentration risk percentage		64,720
Supplier H [Member]
Concentration Risk [Line Items]
Concentration risk percentage	70,688
Supplier I [Member]
Concentration Risk [Line Items]
Concentration risk percentage	40,437
Concentration risk percentage	17,067
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage		122,289
Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	49,666	57,486
Customer E [Member]
Concentration Risk [Line Items]
Concentration risk percentage		72,295
Concentration risk percentage		713
Customer G [Member]
Concentration Risk [Line Items]
Concentration risk percentage	33,771
Customer H [Member]
Concentration Risk [Line Items]
Concentration risk percentage	40,665
Customer I [Member]
Concentration Risk [Line Items]
Concentration risk percentage	41,503
Concentration risk percentage	$ 17,519